Securitizations and Variable Interest Entities - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Variable Interest Entity [Line Items]
Proceeds received from new securitizations	¥ 407	¥ 349
Debt securities issued by special purpose entities initial fair value	1,783	1,336
Cash inflows from third parties on the sale of debt securities	951	723
Cumulative balance of financial assets to SPEs	4,109	3,782
Retained interest	300	165
Interests held in SPEs	26	14
Outstanding collateral service agreements or written credit default swap agreements	¥ 18	¥ 27
Minimum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect	10.00%
Maximum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect	20.00%